Loans Receivable, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loan amount	¥ 82,312,201	$ 11,823,407	¥ 67,196,568
Debt instrument, interest rate	4.60%	4.60%
Loans receivable, allowance	¥ 15,000,000	$ 2,154,616
Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year
Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	3 years
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loan amount	¥ 79,572,201	11,429,831	18,757,404
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loan amount	17,740,000	2,548,192	48,439,164
Loans receivable, allowance	15,000,000	2,154,616	¥ 0
Loan Agreement | Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loan amount	¥ 157,411,151	$ 22,610,697
Loan Agreement | Franchisees | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year
Debt instrument, interest rate	7.70%	7.70%
Loan Agreement | Franchisees | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	3 years
Debt instrument, interest rate	9.90%	9.90%
Loan Agreement | Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loan amount	¥ 10,340,000	$ 1,485,249
Loan Agreement | Third Parties | Minimum
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	6.50%	6.50%
Loan Agreement | Third Parties | Maximum
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	10.00%	10.00%